Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt

14. Debt

Debt consists of the following as of December 31:

	2011 (1)	2012 (1)	Weighted average interest rate December 31, 2012	Maturity
ECA-guaranteed financings	$1,662,810	$1,675,387	2.47%	2024
ALS I debt	640,332	-	-%	-
ALS II debt	693,180	572,270	2.06%	2038
AerFunding revolving credit facility	461,421	538,024	3.11%	2016
Genesis securitization debt	624,973	549,288	0.45%	2032
TUI portfolio acquisition facility	262,302	188,393	1.79%	2015
SkyFunding I and II facilities	133,669	507,475	3.83%	2022
Senior unsecured notes due 2017	-	300,000	6.38%	2017
Subordinated debt joint ventures partners(3)	64,280	64,280	19.35%	2022
Other debt	1,568,198	1,408,382	3.71%	2023
	$6,111,165	$5,803,499

(1)        As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.

(2)        The weighted average interest rate in the table above is calculated based on the US dollar LIBOR rate as of December 31, 2012, and excludes the impact of related derivative instruments which we hold to hedge our exposure to interest rates as well as any amortization of the debt issuance costs.

(3)       Subordinated debt issued to two of our joint venture partners in 2008 and 2010.

Aggregate maturities of debt and capital lease obligations (included in other debt) during the next five years and thereafter are as follows:

Debt maturing
2013	$ 721,140
2014	698,839
2015	911,682
2016	1,014,043
2017	813,565
Thereafter	1,644,230
$ 5,803,499

ECA-guaranteed financings—Airbus A320 aircraft

General.  In April 2003, we entered into an $840.0 million export credit facility for the financing of up to 20 Airbus A320 aircraft. Funding under the facility is provided by commercial banks, but the repayment is guaranteed by the ECA. In January 2006, the export credit facility was amended and extended to cover an additional nine aircraft and its size increased to a maximum of $1.2 billion.

In November 2008, the export credit facility was further amended to cover one additional aircraft and the maximum amount of the facility remained unchanged. The terms of the lending commitment in the export credit facility are such that the export credit agencies only approve funding for aircraft that are due for delivery on a six-month rolling basis and have no obligation to fund deliveries beyond that period. No additional new aircraft are expected to be financed in this 2003 facility.

As of December 31, 2012, we had 18 aircraft financed under this facility and $381.1 million of loans outstanding.

Interest Rate.  Set forth below are the interest rates for our export credit facilities.

	Amount outstanding
	December 31, 2012	Interest rate
	(US dollars in thousands)
Floating Rate Tranches	$ 381,085	Three-month LIBOR plus 0.32%
Purchase accounting fair value adjustments	(1,395)
	$ 379,690

            Maturity Date.  We are obligated to repay principal on the export credit facility over a 12-year term.

            Collateral.  The export credit facilities require legal title to the aircraft be transferred to and held by a special purpose company controlled by the respective lenders. We have entered into lease agreements on these aircraft which transfer the risk and rewards of ownership of the aircraft to AerCap. The obligations outstanding under the export credit facilities are secured by, among other things, a pledge of the shares of the company which holds legal title to the aircraft financed under the facility. Each subsidiary’s obligations under the financings are guaranteed by AerCap Holdings N.V.

             Certain Covenants.  The export credit facilities contain affirmative covenants customary for secured financings. The facilities also contain net worth financial covenants. In addition, loans under the 2003 export credit facilities contain change of control provisions that grant the lenders the right to prepayment of their loans in the event of a change of control, unless the lenders consent to the change of control, which was obtained in connection with the 2005 Acquisition. A change of control occurs under our April 2003 export credit facility if our shares cease to be listed on the New York Stock Exchange unless, at the time our shares cease to be listed on the New York Stock Exchange, at least 66.66% of our ordinary shares are owned and controlled by one or more shareholders rated at least BBB- by Standard & Poor’s Ratings Services and Baa3 or more by Moody’s Investors Service, Inc.

ECA-guaranteed financings—Airbus A330 and A320 family aircraft

General.  In December 2008, we entered into a $1.4 billion export credit facility for the financing of up to 15 Airbus A330 aircraft. Funding under the facility is provided by commercial banks, but the repayment is guaranteed by the ECA. From time to time since 2008, the export credit facility has been further amended to cover certain additional Airbus A330 and A320 family aircraft and an ECA capital markets transaction in relation to three A330 aircraft. The maximum size of the facility was increased to $1.6 billion. The terms of the lending commitment in the export credit facility are such that the export credit agencies only approve funding for aircraft that are due for delivery on a six-months rolling basis and have no obligation to fund deliveries beyond that period. No additional new aircraft are expected to be financed in this 2008 facility.

As of December 31, 2012, seven A330 aircraft and 10 A320 family under this 2008 facility have been delivered from the manufacturer. We had $722.5 million of loans outstanding under this facility as of December 31, 2012.

In March 2009, we entered into a $846.0 million export credit facility for the financing of up to 20 Airbus A320 aircraft. Funding under the facility is provided by commercial banks, but the repayment is guaranteed by the ECA. As of December 31, 2012, five A320 family aircraft under this facility have been delivered from the manufacturer and financed in this facility. We had $147.9 million of loans outstanding under this facility as of December 31, 2012. Following the redemption of shares issued by AerVenture such that AerCap AerVenture Holding B.V became the 100% owner of the issued share capital in AerVenture, this facility will no longer be utilized. No additional new aircraft are expected to be financed in this 2009 facility.We had $148.0 million of loans outstanding under the 2009 ECA A320 facilities as of December 31, 2012.

            In June 2010 and September 2010, we completed the refinancing of three A330-300 aircraft that were previously financed under our 2008 facility to an ECA capital markets transaction. We had $185.2 million of loans outstanding under the ECA capital markets facilities as of December 31, 2012.

            During 2012, we entered into three additional separate ECA facility agreements in order to finance three A330-300 aircraft which delivered during the year pursuant to a purchase and lease-back transaction with one airline. These facilities carry similar commercial terms to the 2008 facility agreement. We had $240.0 million of loans outstanding under this facility as of December 31, 2012.

Interest Rate.  Set forth below are the interest rates for the first and subsequent export credit facilities. The interest rates for the remaining loans will be agreed on a rolling basis.

		Amount outstanding
		December 31, 2012	Interest rate
		(US dollars in thousands)
2008 A330 & A320 Facility	Floating rate tranches	$ 63,910	Three-month LIBOR plus 1.47%
	Fixed rate tranches	658,596	3.20%
2009 A320 Facility	Floating rate tranches	58,531	Three-month LIBOR plus 1.11%
	Fixed rate tranches	89,466	4.23%
ECA A330 Capital Market facilities	Fixed rate tranches	185,176	3.60%
2012 Facilities	Fixed rate tranches	240,017	2.29%
Total		$ 1,295,696

            Maturity Date. We are obligated to repay principal on the export credit facility over a 12-year term.

            Collateral.  The export credit facilities require legal title to the aircraft be transferred to and held by a special purpose company controlled by the respective lenders. We will enter into lease agreements on these aircraft which transfer the risk and rewards of ownership of the aircraft to AerCap. The obligations outstanding under the export credit facilities are secured by, among other things, a pledge of the shares of the company which holds legal title to the aircraft financed under the facility. Each subsidiary’s obligations under the financings are guaranteed by AerCap Holdings N.V.

Certain Covenants.  The export credit facilities contain affirmative covenants customary for secured financings. The facilities also contain net worth financial covenants. In addition, loans under these export credit facilities contain change of control provisions that grant the lenders the right to prepayment of their loans in the event of a change of control, unless the lenders consent to the change of control. A change of control occurs under our December 2008 export credit facility if:

(i)        AerCap Holdings N.V.’s shares cease to be listed on the New York Stock Exchange unless, at the time our shares cease to be listed on the New York Stock Exchange, at least 66.66% of our issued shares and voting rights are owned and controlled by one or more shareholders rated at least BBB- by Standard & Poor’s Ratings Services and Baa3 or more by Moody’s Investors Service, Inc; or

(ii)       AerCap Holdings N.V. ceases to own and control 100% of the shares in AerCap A330 Holdings B.V., AerCap B.V. or AerCap Ireland Limited.

An additional covenant related to the 2008 facility is as follows:

(i)	AerCap A330 Holdings B.V. ceases to own and control at least 51% of the shares in AerCap A330 Holdings Limited.

Additional covenants related to the 2009 AerVenture facility are as follows:

(i)	AerCap Holdings N.V. ceases to own and control 100% of the shares in AerCap AerVenture Holding B.V; or
(ii)	AerCap AerVenture Holding B.V. ceases to own and control at least 50% of the shares in AerVenture; or

            (iii)     AerVenture ceases to own and control (directly or indirectly) 100% of the export lessees.

            As of December 31, 2012, we had financed 46 aircraft under ECA-guaranteed financings. The net book value of aircraft pledged to the ECA lenders was $2.2 billion at December 31, 2012.

ALS II debt

            General.  On June 26, 2008, we completed a securitization in which ALS II issued securitized class A-1 notes and class A-2 notes, rated A+ by Standard & Poor’s (“S&P”) and A1 by Moody’s. The class A-1 notes each had an outstanding principal balance of zero, and were issued to commitment holders. The commitment holders committed to advance funds, subject to certain conditions, including that ALS II shall have acquired at least 15 aircraft, up to an aggregate amount of $1.0 billion in connection with the purchase of 30 A320 family aircraft by ALS II. Funded class A-1 notes may be exchanged for class A-2 notes subject to certain conditions. The class A-1 notes are ranked pari passu with the class A-2 notes.

The advances made by the commitment holders were used to purchase 30 aircraft from AerVenture Leasing 1 Limited, a subsidiary of AerVenture, all 30 of which have been delivered. The 30th aircraft was delivered in May 2010. The 30 aircraft are among the aircraft delivered by Airbus to AerVenture between 2007 and 2011. During 2011, a portion of A-1 notes were exchanged for A-2 notes.

ALS II also issued class E-1 notes (the most junior class of notes) to AerVenture Leasing 1 Limited on June 26, 2008, the proceeds of which were applied to pay expenses of ALS II during the period between June 26, 2008 and the first delivery of aircraft. Additional class E-1 notes were issued to AerVenture Leasing 1 Limited in connection with the sale of aircraft to ALS II, and will be issued to AerVenture Leasing 1 Limited, AerVenture and AerCap Holdings N.V. in certain other circumstances. ALS II’s financial results are consolidated in our financial statements.

Liquidity.  Crédit Agricole provided a liquidity facility in the amount of $55 million, which may be drawn upon to pay expenses of ALS II and its subsidiaries, commitment fees owed to the commitment holders, senior hedge payments and interest on the class A-1 notes and class A-2 notes.

Interest Rate.  Set forth below is the interest rate for the subclasses of notes not held by us. LIBOR is the London interbank offered rate for one-month U.S. dollar deposits or, under certain circumstances, an interpolated LIBOR rate.

Amount outstanding
	December 31, 2012	Interest rate
(US dollars in thousands)
Class A-1 Notes	$ 550,912	One-month LIBOR plus 1.85%
Class A-2 Notes	21,357	One-month LIBOR plus 1.85%
Total	$ 572,269

            Maturity Date.  The final maturity date of the notes will be June 15, 2038.

            Collateral.  The notes are secured by security interests in and pledges or assignments of equity ownership and beneficial interests in the subsidiaries of ALS II, as well as by ALS II’s subsidiaries’ interests in leases of the aircraft they own, by cash held by or for them and by their rights under agreements with the service providers. Rentals and reserves paid under leases of the ALS II aircraft will be placed in a collection account and paid out according to a priority of payments.

As of December 31, 2012 30 aircraft were financed in ALS II. The net book value of 30 aircraft pledged as collateral for the securitization debt was $1.0 billion as of December 31, 2012.

AerFunding revolving credit facility

            General.  AerFunding 1 Limited (“AerFunding”) is a special purpose company incorporated with limited liability in Bermuda. The share capital of AerFunding is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated subsidiary formed for the purpose of acquiring new and used aircraft assets. On April 26, 2006, AerFunding 1 Limited entered into a non recourse senior secured revolving credit facility in the aggregate amount of up to $1.0 billion with UBS Real Estate Securities Inc., UBS Securities LLC, Deutsche Bank Trust Company Americas and certain other financial institutions.

            On June 10, 2010, the facility was amended and the revolving loans under the AerFunding revolving credit facility, which are divided into two classes, were amended. The maximum advance limit on class A loans was amended to $705.5 million from $830.0 million and the maximum advance limit on class B loans was amended to $144.5 million from $170.0 million.

On June 9, 2011, the facility was amended to allow for an additional two year revolving period to June 2013, and a three year term-out period to June 2016. The maximum facility size was amended to $775.0 million and the commitment and borrowings amended to a single class of loans. In addition to UBS Securities LLC, lenders to the transaction are Credit Suisse AG, Citibank N.A., Nomura Global Financial Products Inc. and Scotiabank Europe plc. In April, 2012, the facility size was increased to $800.0 million with an additional commitment provided by Everbank.

As of December 31, 2012, we had $538.0 million of loans outstanding under the AerFunding revolving credit facility, relating to 21 aircraft. The net book value of aircraft pledged to lenders under the credit facility was $0.7 billion as of December 31, 2012.

            Borrowings under the AerFunding revolving credit facility can be used to finance between 73.0% and 78.0% of the lower of the purchase price and the appraised value of the eligible aircraft. Eligible aircraft include A320 family aircraft, Boeing 737-700, -800 and 900ER aircraft, Boeing 777, Boeing 787 aircraft and A330 aircraft. In addition, value enhancing expenditures and required liquidity reserves are also funded by the lenders.

            All borrowings under the AerFunding revolving credit facility are subject to the satisfaction of customary conditions and restrictions on the purchase of aircraft that would result in our portfolio becoming too highly concentrated, with regard to both aircraft type and geographical location. The borrowing period during which new advances may be made under the facility will expire on June 9, 2013.

Interest Rate.  Borrowings under the AerFunding revolving credit facility bear interest based on the Eurodollar rate plus the applicable margin. The following table sets forth the applicable margin for the borrowings under the AerFunding revolving credit facility during the periods specified:

Applicable
Margin
Borrowing period (1)	2.90%
Period from June 10, 2013 to June 9, 2014	3.90%
Period from June 10, 2014 to June 9, 2015	4.40%
Period from June 10, 2015 to June 9, 2016	4.90%
(1)The borrowing period is until June 9, 2013, after which the loan converts to a term loan.

Additionally, we are subject to (a) a 0.50% fee on any portion of the unused loan commitment if the average facility utilization is greater than 50% during a period or (b) a 0.75% fee on any unused portion of the unused loan commitment if the average facility utilization is greater than 50% during a period.

 Payment Terms.  Interest on the loans is due on a monthly basis. Principal on the loans amortizes on a monthly basis to the extent funds are available. All outstanding principal not paid during the term is due on the maturity date.

Prepayment.  Advances under the AerFunding revolving credit facility may be prepaid without penalty upon notice, subject to certain conditions. Mandatory partial prepayments of borrowings under the AerFunding revolving credit facility are required:

•    upon the sale of certain assets by a borrower, including any aircraft or aircraft engines financed or refinanced with proceeds from the AerFunding revolving credit facility;

•    upon the occurrence of an event of loss with respect to an aircraft or aircraft engine financed with proceeds from the AerFunding revolving credit facility from the proceeds of insurance claims; and

•    upon the securitization of any interests or leases with respect to aircraft or aircraft engines financed with proceeds from the AerFunding revolving credit facility.

Maturity Date.  The maturity date of the AerFunding revolving credit facility is June 9, 2016.

Cash Reserve.  AerFunding is required to maintain up to 6.0% of the borrowing value of the aircraft in reserve for the benefit of the lenders. Amounts held in reserve for the benefit of the lenders are available to the extent that there are insufficient funds to pay required expenses, hedge payments or principal of or interest on the loans on any payment date. The amounts on reserve are funded by the lenders.

Collateral.  Borrowings under the AerFunding revolving credit facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.

Certain Covenants.  The AerFunding revolving credit facility contains covenants that, among other things, restrict, subject to certain exceptions, the ability of AerFunding and its subsidiaries to:

•    sell assets;

•    incur additional indebtedness;

•    create liens on assets, including assets financed with proceeds from the AerFunding revolving credit facility;

•    make investments, loans, guarantees or advances;

•    declare any dividends or other asset distributions other than to distribute funds paid to us out of the flow of funds under the Aerfunding revolving credit facility;

•    make certain acquisitions;

•    engage in mergers or consolidations;

•    change the business conducted by the borrowers and their respective subsidiaries;

•    make specified capital expenditures, other than those related to the purchase, maintenance or conversion of assets financed with proceeds from the AerFunding revolving credit facility;

•    own, operate or lease assets financed with proceeds from the AerFunding revolving credit facility; and

•    enter into a securitization transaction involving assets financed with proceeds from the AerFunding revolving credit facility unless certain conditions are met.

Genesis securitization debt

 General.    On December 19, 2006, Genesis Funding Limited, or GFL, completed a securitization and issued a single class of AAA-rated G-1 floating rate notes. The proceeds of the transaction were used by GFL to finance the acquisition of a portfolio of 41 aircraft. Following a number of sales, there are 38 aircraft in the GFL portfolio as of December 31, 2012. The primary source of payments on the notes is the lease payments on the aircraft owned by the subsidiaries of GFL. The notes have the benefit of a financial guaranty insurance policy issued by Financial Guaranty Insurance Company, or FGIC, which has issued a financial guaranty insurance policy to support the payment of interest when due on the notes and the payment of the outstanding principal balance of the notes on the final maturity date of the notes and, under certain other circumstances, prior thereto.

The notes initially were rated Aaa and AAA by Moody’s and S&P, respectively. This rating was based on FGIC’s corporate rating. FGIC has suffered significant downgrades of its ratings since the issuance of the notes and is currently unrated by Moody’s and S&P. As a result, Moody’s and S&P have published stand‑alone ratings of the G-1 notes of A3 and A-, respectively.

Liquidity.  Credit Agricole provides a liquidity facility in the amount of $60.0 million, which may be drawn upon to pay expenses of GFL and its subsidiaries, senior hedge payments and interest on the notes.

Interest Rate.  Set forth below is the interest rate for the Class G-1 note:

Amount outstanding
	December 31, 2012	Interest rate
(US dollars in thousands)
Class G-1 Notes	$ 549,288	One-month LIBOR plus 0.24%

Maturity Date.  The final maturity date of the notes is December 22, 2032.

Payment Terms.  Interest on the notes is due and payable on a monthly basis. Scheduled monthly principal payments on the notes commenced in December 2009 and continued until December 2011. Since December 19, 2011, all revenues collected during each monthly period are applied to repay the outstanding principal balance of the notes, after the payment of certain expenses and other liabilities, including the fees of the servicer, the liquidity facility provider and the policy provider, interest on the notes and interest rate swap payments, all in accordance with the priority of payments set forth in the indenture.

GFL may voluntarily redeem the new notes for a redemption price of the notes equal to the outstanding principal balance of the notes. In addition, GFL must pay any accrued but unpaid interest on the notes and any premium due to FGIC upon redemption of the notes. GFL may redeem the notes in whole or in part, provided that if a default notice has been given under the trust indenture or the maturity of any notes has been accelerated then GFL may only redeem the notes in whole.

Aircraft Management Services.  As of June 30, 2011, AerCap, through its Irish subsidiary, AerCap Ireland Limited, replaced GECAS as servicer to the Genesis aircraft portfolio, for a consideration paid to GECAS of $24.5 million. This includes most services related to leasing the fleet of aircraft, including marketing aircraft for lease and re-lease, collecting rents and other payments from lessees, monitoring maintenance, insurance and other obligations under leases and enforcing rights against lessees.

Collateral.  The notes are secured by first priority, perfected security interests in and pledges or assignments of equity ownership and beneficial interests in the subsidiaries of GFL, their interests in the leases of the aircraft they own, cash held by or for them and by their rights under agreements with GECAS, the initial liquidity facility provider, hedge counterparties and the policy provider. The notes are also secured by a lien or similar interest in any of the aircraft in the portfolio that are registered in the United States or Ireland.

As of December 31, 2012 38 aircraft were financed in the GFL securitization. The net book value of 38 aircraft pledged as collateral for the securitization debt was $0.8 billion as of December 31, 2012.

TUI portfolio acquisition facility

General.    In June 2008, AerCap Partners I Holding Limited, or AerCap Partners I, a 50% joint venture established between us and Deucalion Aviation Funds, entered into a sale and leaseback transaction pursuant to which it agreed to purchase 11 Boeing 737-800, six Boeing 757-200 and two Boeing 767-300 aircraft from the TUI Travel Group, or TUI, and lease the aircraft back to TUI.

To finance the purchase of the 19 aircraft, a subsidiary of AerCap Partners I, AerCap Partners I Limited, entered into a senior facility in an amount of up to $448.6 million with Crédit Agricole, KfW IPEX-Bank GmbH, Deutsche Bank AG London Branch and HSH Nordbank AG which was arranged by Crédit Agricole and KfW IPEX-Bank GmbH. The senior facility was divided into two tranches, the first being used to finance the purchase of the 11 Boeing 737-800 aircraft and the second to finance the purchase of the other eight aircraft. During 2012, the second tranche was repaid. AerCap Partners I pay the lenders for the amounts drawn on the senior facility in monthly installments. The principal amount outstanding under the loan in relation to the first tranche must be repaid in full on April 1, 2015 and the principal amount outstanding under the loan in relation to the second tranche was refinanced prior to the maturity date on April 1, 2012.

Following drawdown of the amounts in relation to the 19 aircraft, the remaining commitment under the facility was cancelled subsequent to June 30, 2008.

 As of December 31, 2012, the joint venture owned 11 Boeing 737-800 aircraft. Two Boeing 767-300ER aircraft that had been originally part of AerCap Partners I have been refinanced through AerCap Partners 767 Ltd, and six Boeing 757-200 aircraft have been sold. The aggregate principal amount of the loans outstanding under the senior facility as of December 31, 2012 was $188.4 million, and the net book value of the 11 aircraft pledged to lenders under the credit facility was $0.3 billion as of December 31, 2012.

Interest Rate.  Borrowings under the first tranche of the senior facility bear interest at a floating interest rate of one month US dollar LIBOR plus a margin of 1.575% until April 1, 2013 and a margin of 1.75% thereafter. Interest under the senior facility is payable monthly in arrears on each repayment date.

Amount outstanding
	December 31, 2012	Interest rate
(US dollars in thousands)
Senior Facility	$ 188,393	One-month LIBOR plus 1.58%

Prepayment.  Borrowings under the facilities may be prepaid (subject to minimum payment amounts and notice provisions) without penalty, except for break funding costs if payment is made on a day other than a repayment date. However, a prepayment fee of 1% of the amount prepaid is payable to the lenders if such prepayment exceeds $15.0 million in aggregate in each of the first and second years following the signing date.

Put Option.  If AerCap Partners I Limited is the owner of the aircraft on April 1, 2015 and amounts under the facility remain outstanding with respect to those aircraft on that maturity date of the senior facility (put option), Crédit Agricole can require AerCap Holdings N.V. (i) to purchase that aircraft, (ii) to purchase that aircraft and the shares of the relevant lessor of that aircraft or (iii) to purchase the beneficial interest that AerCap Partners I Limited has in that aircraft. Crédit Agricole can, subject to certain provisions including cure rights of Deucalion Aviation Funds, also exercise the put option on an AerCap Holdings N.V. insolvency event.

Maturity Date.  The maturity date of the remaining tranche of the senior facility is April 1, 2015.

Collateral.  Borrowings under the senior facility are secured by, among other things, charges over the shares in AerCap Partners I, AerCap Partners I Holding Limited and Lantana Aircraft Leasing Limited, charges over various bank accounts, mortgages over the financed aircraft and security assignments of, inter alia, the lease agreements and letters of credit provided to AerCap Partners I by Royal Bank of Scotland plc.

Certain Covenants. The senior facility contains customary covenants for secured financings through special purpose companies. AerCap Partners I also covenants in the senior facility (a) to provide loan-to-value ratio appraisals to the agent on agreed dates and (b) that the ratio of tranche 1 aircraft to all financed aircraft must be at least 43%.

SkyFunding I and SkyFunding II facilities

General.  On October 24, 2011, SkyFunding Limited (“SkyFunding I”), a wholly owned subsidiary of AerCap Ireland Limited, entered into a $402.0 million credit facility, which was co-arranged by Crédit Agricole Corporate and Investment Bank, Norddeutsche Landesbank Girozentrale, Commonwealth Bank of Australia, Landesbank Hessen-Thüringen Girozentrale and DVB Bank SE. Crédit Agricole Corporate and Investment Bank acted as co-ordinating bank and senior agent.

On September 28, 2012, SkyFunding II Limited, a wholly owned indirect subsidiary of AerCap Ireland Limited, entered into a $128.0 million credit facility, which was co-arranged by Norddeutsche Landesbank Girozentrale, Commonwealth Bank of Australia and DVB Bank SE. DVB Bank SE acted as coordinating bank and Crédit Agricole Corporate and Investment Bank acted as senior agent.

The SkyFunding II facility contains a feature pursuant to which additional commitments may be added following the initial closing date, up to a maximum of 12 aircraft. Subsequent to the initial closing of the SkyFunding II facility, Landesbank Hessen-Thüringen Girozentrale and Natixis have joined the SkyFunding II facility under this feature, increasing the total facility size to $192.0 million.

These ten-year credit facilities provide long term committed financing for 18 Boeing 737-800 aircraft subject to leases with American Airlines Inc, with the ability to increase the facility size by a further six additional aircraft in the SkyFunding II transaction.

The loans under the SkyFunding facilities are divided into senior loans and subordinated loans. Each senior lender will participate in senior loans with respect to the aircraft allocated to such senior lender in an amount equal to its senior commitment. AerCap Ireland Limited, as subordinated lender, would participate in each subordinated loan in an amount to be agreed between the respective SkyFunding borrower and AerCap Ireland Limited from time to time.

As of December 31, 2012, all of the 12 aircraft have been delivered and financed under the SkyFunding I facility; the aggregate principal amount of the senior loans outstanding under the facility was $380.3 million.

As of December 31, 2012, four of the six committed aircraft have been delivered and financed under the SkyFunding II facility, the aggregate principal amount of the senior loans outstanding under the facility was $127.2 million and the undrawn senior commitment available for drawdown under the facility was $64.0 million.

Each senior loan for an undelivered aircraft is available for drawdown up to three months after the end of the scheduled delivery month for such undelivered aircraft.

All borrowings under the SkyFunding facilities are subject to the satisfaction of customary conditions precedent.

Interest Rate.  The SkyFunding I senior loans bear interest at a floating interest rate of one month LIBOR plus a margin of 2.85%, payable quarterly in arrears on each repayment date. The SkyFunding II senior loans bear interest at a floating interest rate of one month LIBOR plus a margin of 3.15%, payable quarterly in arrears on each repayment date. Both SkyFunding Limited and SkyFunding II Limited have fixed the debt on a number of aircraft, and have also entered into certain interest rate caps. Set forth below are the amounts of fixed and floating rate debt outstanding as of December 31, 2012:

		Amount outstanding
		December 31, 2012	Interest rate
		(US dollars in thousands)
SkyFunding I	Floating rate aircraft	$ 190,790	Three-month LIBOR plus 2.85%
	Fixed rate aircraft	189,498	4.43%
SkyFunding II	Floating rate aircraft	63,789	Three-month LIBOR plus 3.15%
	Fixed rate aircraft	63,398	4.42%
Total		$ 507,475

Prepayment.  All borrowings under the SkyFunding facilities may be voluntarily prepaid, subject to minimum payment amounts and notice provisions, and subject to a prepayment fee of 2.00% of the amount prepaid if the voluntary prepayment is made before the first anniversary of the drawdown, a prepayment fee of 1.50% of the amount prepaid if the voluntary prepayment is made on or after the first and before the second anniversary of the drawdown and a prepayment fee of 1.00% of the amount prepaid if the voluntary prepayment is made on or after the second and before the third anniversary of the drawdown. There are no prepayment penalties for any voluntary prepayments made on or after the third anniversary of the drawdown.

Mandatory prepayments of borrowings under the SkyFunding facilities are required under a number of circumstances, including: (a) upon the occurrence of a total loss with respect to a financed aircraft (in which case mandatory prepayment shall apply to such affected aircraft), (b) if, as a result of a change in law, any of the security documents ceases to be valid or enforceable, (c) in respect of any loan, any of the insurances relating to the applicable aircraft are not obtained or maintained in accordance with the requirements of the respective facility or such aircraft is operated in a place excluded from the insurance coverage (unless such aircraft is covered by contingent insurance policies taken out by the AerCap group) and (d) in respect of any loan, the borrower enters into a replacement lease in respect of the related aircraft which does not comply with the requirements of the respective facility.

Maturity Date.  We are obligated to repay principal over a ten year term from the initial drawdown date of each loan.

Collateral.  Borrowings under the SkyFunding facilities are secured by, among other things, mortgages on the aircraft, assignments of the respective borrower’s beneficial interest in the owner trust relating to each aircraft and the respective borrower’s and the relevant owner trustee's interests in the lease documentation relating to each aircraft.

Certain Covenants.  The facility contains customary covenants for secured financings, including general and operating covenants.

            As of December 31, 2012, we had financed 16 aircraft under the SkyFunding facilities. The net book value of aircraft pledged to lenders under the facility was $0.6 billion as of December 31, 2012.

Senior unsecured notes due 2017

            General. In May 2012, AerCap Aviation Solutions B.V. (“AerCap Aviation”), a 100%- owned finance subsidiary of AerCap Holdings N.V. (“AerCap”), issued $300.0 million of 6.375% senior unsecured notes due 2017 (the “AerCap Aviation Notes”). The AerCap Aviation Notes were fully and unconditionally guaranteed by us. The AerCap Aviation Notes were issued at a price of 100%, plus accrued and unpaid interest, if any from and including May 22, 2012. AerCap Aviation on-lent the net proceeds from the offering to us to enable us to acquire, invest in, finance or refinance aircraft assets and for other general corporate purposes.

Maturity Date.  The final maturity date of the senior unsecured notes will be May 30, 2017.

Collateral. None.

Optional Redemption. We may redeem the notes at any time at a price equal to 100% of the aggregate principal amount of the notes plus the applicable “make whole” premium equal to the sum of the present value of all remaining scheduled payments of principal and interest on such note, discounted to the date of redemption using a discount rate equal to the Treasury Rate plus 50 basis points over the principal amount of the notes to be redeemed.

Certain Covenants. The AerCap Aviation Notes do not have any financial condition covenants that require AerCap Aviation to maintain compliance with any financial ratios or measurements on a periodic basis. The AerCap Aviation Notes do contain non-financial covenants that, among other things, limit our ability to incur additional indebtedness, enter into certain mergers or consolidations, incur certain liens and engage in certain transactions with our affiliates. In addition, the indenture governing the AerCap Aviation Notes (the “AerCap Aviation Indenture”) restricts our ability to pay dividends or make other Restricted Payments (as defined in the AerCap Aviation Indenture), subject to certain exceptions, unless certain conditions are met, including the following:

(1) no default under the AerCap Aviation Indenture shall have occurred and be continuing;

(2) we meet a financial ratio; and

(3) the amount of distributions may not exceed a certain amount based on, among other things, our consolidated net income.

Such restrictions are not expected to affect our ability to meet our cash obligations for the next 12 months.The AerCap Aviation Indenture does not restrict the ability of AerCap Aviation to pay dividends or provide loans to us.

There are certain restrictions on the ability of AerCap and AerCap Aviation to obtain funds from its subsidiaries by dividend and loan. For example, the provisions of AerCap’s aircraft securitization vehicles, ALS II and Genesis Funding Limited, prohibit distributions on the subordinated notes issued pursuant to those facilities to AerCap until such time as the senior classes of notes issued pursuant to those facilities are repaid in full.

Additionally, AerCap’s revolving warehouse credit facility with a syndicate of banks led by affiliates of UBS Real Estate Securities Inc., or the “warehouse facility,” permits limited distributions to AerCap by the relevant subsidiary borrower during the first two years provided specified principal payments are made. Furthermore, most of AerCap’s commercial bank loans and export credit facility financings restrict the payment of dividends in the event that the borrower is in default under the applicable loan, which can include the failure to meet financial ratios or tests. As a result, AerCap Aviation and AerCap’s ability to receive dividends and loans from its subsidiaries may be impacted by any event of default which restricts the ability of AerCap’s subsidiaries to distribute cash to AerCap as dividends and in the form of other distributions, including in the form of interest and principal payments and the return of subordinated investments.

Subordinated debt joint venture partners

            General.  In 2008 and 2010, AerCap and our joint venture partners each subscribed a total of $64.3 million of subordinated loan notes bearing fixed rates of between 15% and 20%. The subordinated debt held by AerCap is eliminated in consolidation of the joint ventures. The subordinated loan notes are fully subordinated in all respects including in priority of payment to, amongst other debts of the joint ventures, the senior facility. As is the case in respect of the senior facility, the obligation of the joint ventures to make payments in respect of the subordinated loan notes is limited in recourse to certain amounts actually received by the joint ventures.

            Interest Rate.  Interest accrues on the subordinated loan notes at a rate of 15% or 20% per annum. Subject to certain exceptions on AerCap subordinated loan notes, interest is payable quarterly in arrears on the tenth business day after March 31, June 30, September 30 and December 31. Where (i) the amount which, pursuant to the terms of the senior facility, is available to the joint ventures to make payments in respect of, amongst other things, the subordinated loan notes is insufficient to meet the interest payments or (ii) the terms of the senior facility prohibit the payment in full of interest on the relevant payment date, then the joint venture partners must pay the maximum amount of interest that can properly be paid to the note holders on the relevant interest payment date and the unpaid interest carries interest at a rate of 19.5% per annum until paid.

Voluntary Redemption.  Subject to certain conditions, including (while the senior facility security remains outstanding) the consent of the collateral trustee, the joint venture partners may at any time redeem all or any of the outstanding subordinated loan notes.

            Collateral.  The collateral granted in respect of the senior facility also secures the debt constituted by the subordinated loan notes. However, the rights of the holders of subordinated loan notes in respect of this security are subordinated to the rights of the senior facility lenders, amongst others.

            As of December 31, 2012, the total of subordinated debt in joint ventures amounted to $64.3 million.

Other debt

We have entered into various other commercial bank financings to fund the purchase of aircraft and for general corporate purposes in respect of which the aggregate principal outstanding as of December 31, 2012 was $1.4 billion. These financings include:

	Amount outstanding December 31, 2011	Amount outstanding December 31, 2012
	(US dollars in thousands)	(US dollars in thousands)

Pre-delivery payment facilities	$47,436	$27,616
Secured aircraft portfolio transactions	232,614	201,156
Secured aircraft financings	1,000,302	909,046
Facilities for general corporate purposes	170,000	-
ALS Coupon Liability (1)	-	96,070
Subordinated debt facilities	-	72,000
Japanese operating lease	75,011	68,967
Other financings	42,835	33,527
Total	$1,568,198	$1,408,382

(1)

We obtained the ALS Coupon Liability, with an effective interest of 5.5% per year. The liability will amortize over time and payments will be made on a monthly basis. For further details refer to the ALS Transaction as described in Note 1.

The financings mature at various dates through 2023. The interest rates are based on fixed or floating US dollar LIBOR rates, with spreads on the floating rate transactions ranging up between 0.24% and 5.00% or fixed rate between 2.82% and 10.00%. The majority of the financings are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft, a guarantee from us and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings. At December 31, 2012, we had financed 50 aircraft and seven engines under other debt. The net book value of the aircraft pledged to other commercial bank financings was $1.7 billion at December 31, 2012.